Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024		Jun. 18, 2024	[2]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Notes payable	$ 0 [1]	$ 107,600	[1],[2]	$ 0
Convertible Notes Payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal amount	95,000	95,000
Fair value adjustment	34,200	12,600
Accrued interest	$ 8,300	4,700
Convertible Notes payable		$ 107,600
Jade Common Stock
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Conversion of shares	9,433,831
Jade Pre-funded Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Conversion of shares	4,289,744

[1]	Includes related party amount of $22.7 million at December 31, 2024.
[2]	Includes related party amount of $22.7 million.